May 18, 2011	Alan Gilbert Direct Phone: 612-672-8381 Direct Fax: 612-642-8381 Alan.Gilbert@maslon.com

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:	ZIOPHARM Oncology, Inc. (the “Company”)
Registration Statement on Form S-3

Ladies and Gentlemen:

Contemporaneously with the filing of this correspondence, the Company has filed with the Commission a Registration Statement on Form S-3).   Please direct any comments or questions regarding the Registration Statement to Mr. Richard Bagley, the Company’s President, Chief Operating Officer and Chief Financial Officer, by telephone at (617) 259-1978 or by fax at (617) 241-2855. You may also contact the undersigned, as counsel to the Company, by telephone at (612) 672-8381 or by fax at (612) 642-8381.

Regards,

Alan M. Gilbert, Esq.

cc: (via email):	Dr. Jonathan Lewis
Richard Bagley
Tyler Cook
Kevin Lafond